Significant Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
V Capital Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd
Significant related party transactions	$ (490)
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Nature	Non-trade nature
Description	Advance receipt from Director
Hoo Voon Him [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Significant related party transactions	$ (67,270)	(392,983)
VHKL Private Capital Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Disposal of subsidiaries
Significant related party transactions	$ 65,829,909	62,833,133
Elmu Higher Education Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advance paid by Elmu Higher Education Sdn Bhd
Significant related party transactions	$ (62,716)	(63,101)
V Capital Consulting Group Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid from VCI Global Limited
Significant related party transactions	$ 102,743
V Capital Real Estate Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid from VCI Global Limited
Significant related party transactions	$ 6,683
V Gallant (Singapore) Pte Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid from VCI Global Limited
Significant related party transactions	$ 16,199
VCI Energy Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid from VCI Global Limited
Significant related party transactions	$ 11,998
Credilab Sdn Bhd [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by Credilab Sdn Bhd
Significant related party transactions	$ (2,080)
V Capital Consulting Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Consulting Limited
Significant related party transactions	$ (176,671)
VH Motion Sdn Bhd (f.k.a Helix Robotics Sdn Bhd) [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Quantum Sdn Bhd
Significant related party transactions	$ (2,090)